ENDOWMENTS
  One Market, Steuart Tower, Suite 1800 S San Francisco, California 94105-1409
     Mailing Address:  P.O. Box 7650, San Francisco, California 94120-7650
                            Telephone (415) 421-9360


                                          October 5, 1998

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Endowments
     File No.  2-34371 and 811-1884

Gentlemen:

 Enclosed for filing is the above-referenced Registrant's current definitive Prospectus and Statement of Additional Information. No changes have been made to either the Prospectus or The Statement of Additional Information since Registrant's filing of Post-Effective Amendment No. 48 under the Securities Act of 1933 and Amendment No. 27 under the Investment Company Act of 1940 filed electronically on September 29, 1998. This material is filed pursuant to the requirements of Reg.230.497 under the Securities Act of 1933.

                                          Sincerely,
                                          Patrick F. Quan
                                          Secretary

Enclosures

cc: Mr. Frank Dalton
    Mr. Bric Barrientos
    (Division of Investment Management)